Segment information - Segment assets (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Segment information
Segment assets	$ 69,913,257	$ 8,456,101	$ 17,843,450
Cash and cash equivalents	7,418,779	46,791	2,481,904	$ 4,454,509
Inventory	36,871,647	4,602,540	1,806,837
Segment liabilities	61,462,255	6,226,709	$ 9,237,309
Vision Marine Segment
Segment information
Segment assets	23,943,258	8,456,101
Cash and cash equivalents	5,781,142	46,791
Inventory	5,296,466	4,602,540
Segment liabilities	3,865,964	$ 6,226,709
NVG Segment
Segment information
Segment assets	45,969,999
Cash and cash equivalents	1,637,637
Inventory	31,575,181
Segment liabilities	$ 57,596,291